FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:      VIKING MUTUAL FUNDS
		CENTRAL INDEX KEY:			0001082744
		STATE OF INCORPORATION:		DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		497
		SEC ACT:		1933 Act
		SEC FILE NUMBER:	333-77993
		FILM NUMBER:		04689984

	BUSINESS ADDRESS:
		STREET 1:		116 1st St SW Suite C
		CITY:			MINOT
		STATE:			ND
		ZIP:			58701
		BUSINESS PHONE:		7018521264

	MAIL ADDRESS:
		STREET 1:		116 1st St SW Suite C
		CITY:			MINOT
		STATE:			ND
		ZIP:			58701





                             VIKING MUTUAL FUNDS


                Supplement to the Prospectus dated April 30, 2008


The paragraph with information regarding the Viking Large-Cap Value Fund Portfolio Management Team on page 30 is replaced in its entirety with the following:

Under a sub-advisory agreement between Fox Asset Management LLC ("Fox") and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey, 07701. As of March 31, 2008, Fox managed assets of more than $2 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 80 years. Mr. William E. Dodge, CFA, Lead Portfolio Manager, who joined Fox in 2005, serves as the Chief Executive Officer and Chief Investment Officer of Fox. Prior to joining Fox, Mr. Dodge was with Nine Gates Capital Management, an investment firm he founded in 2003. From 1999 to 2002, he was President and Chief Investment Officer of Delaware Investment Advisers, Inc. Mr. Bradley S.
Daniels, CFA, Managing Director and Director of Research, joined Fox in 2006. From May 2004 until 2006, Mr. Daniels was a Senior Equity Analyst at Rorer Asset Management. Previously he worked at
Schlarbaum Capital Management LP and Miller Anderson & Sherrerd/
Morgan Stanley. Mr. J. Bradley Ohlmuller, CFA and Principal, joined Fox in 2004. From 2001 to 2004, Mr. Ohlmuller served as Vice
President and Research Analyst at Goldman Sachs. Fox has served as sub-advisor to the Large-Cap Fund since the Fund's inception.
As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $25 million and 0.35% to the Fund's daily net assets in excess of $25 million.

This supplement should be retained with your Prospectus for future reference.

	This supplement is effective as of June 13, 2008.